Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Reclassifiction of Operations of the Subsidiary Adexus S.A. as Discontinued Operations [Abstract]
Schedule of discontinued operation related to Adexus S.A.
In thousands of soles	2020	2021
Revenues	167,624	162,967
Operating costs	(157,268)	(157,299)
Gross profit	10,356	5,668

Administrative expenses	(18,896)	(21,698)
Other income and expenses, net	(1,664)	20
Operating loss	(10,204)	(16,010)

Financial expenses	(10,588)	(15,847)
Financial income	104	121
Loss before income tax	(20,688)	(31,736)
Income tax	3,764	4,962
Loss from discontinued operations	(16,924)	(26,774)

Net effect in consolidated	(16,924)	(26,774)

Cash flows relating to the discontinued operations are as follows:

Operating cash flows	27,894	786
Investing cash flows	(3,301)	(3,573)
Financing cash flows	(21,016)	8,449
Net increase generated in subsidiary	3,577	5,662